SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Segments [Abstract]
FFO	$ (108)	$ 206	$ (207)	$ 404
Depreciation and amortization of real estate assets	(78)	(46)	(159)	(98)
Fair value (loss) gains, net	(58)	23	(111)	1,293
Share of equity accounted (loss) income - non-FFO	(291)	177	(423)	369
Income tax expense (benefit)	81	(47)	140	(230)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(77)	87	(3)	(636)
Net income (loss) attributable to unitholders	(531)	400	(763)	1,102
Non-controlling interests of others in operating subsidiaries and properties	73	120	(89)	1,110
Net (loss) income	$ (458)	$ 520	$ (852)	$ 2,212